UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:            March 31, 2005

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):                     [  ] is a restatement.
                                                          [  ] adds new holdings
                                                               entries.

Institutional Investment Manager Filing this Report:

Name:     Fairfield Greenwich Advisors LLC
Address:  919 Third Avenue
          New York, NY 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark McKeefry
Title:   General Counsel
Phone:   (212) 319-6060

Signature, Place, and Date of Signing:

      /S/ MARK MCKEEFRY                NEW YORK, NY             MAY 12, 2005
-----------------------------       ------------------     ---------------------
       [Signature]                     [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            39

Form 13F Information Table Value Total:            $ 190,671
                                                 (in thousands)




List of Other Included Managers:

None


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

                           FORM 13F INFORMATION TABLE

COLUMN I            COLUMN 2       COLUMN 3     COLUMN 4          COLUMN 5             COLUMN 6      COLUMN 7      COLUMN 8
--------            --------       --------     --------    -----------------------    --------      --------  -----------------

NAME OF ISSUER      TITLE OF                    VALUE       SHRS OR    SH/     PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
--------------       CLASS         CUSIP       (X$1000)     PRM AMT    PRN     CALL   DISCRETION    MANAGERS  SOLE  SHARED  NONE
                     -----        -------      --------     -------    ----    ----   -----------   --------  ----  ------  ----
                                                          37,753,000
                  Note 3.75%
CIENA CORP            2/0        171779AA9       32,231   36,852,000                      SOLE                 X
MANUGISTICS GROUP Note 5.000%
INC                  11/0        565011AB9       33,397      825,000                      SOLE                 X
STANDARD MOTOR    SDCV 6.75%
PRODUCTS, INC.        7/1        853666AB1          765   27,584,000                      SOLE                 X
TERAYON
COMMUNICATION     Note 5.00%
SYS INC               8/0        880775AC5       26,101   17,879,000                      SOLE                 X
FINISAR           Note 5.250%
CORPORATION          10/1        31787AAC5       15,174    9,725,000                      SOLE                 X
ISIS              Note 5.50%
PHARMACEUTICALS       5/0        464337AC8        7,865    1,000,000                      SOLE                 X
COMPUTER NETWORK  Note 3.000%
TECH CORP             2/1        204925AC5          921    9,795,000                      SOLE                 X
                  Note 5.00%
EMCORE CORP.          5/1        290846AB0        8,766    4,548,000                      SOLE                 X
NETWORK EQUIP     SDCV 7.250%
TECH SUB DEB          5/1        641208AA1        3,638   27,920,000                      SOLE                 X
CYPRESS
SEMICONDUCTOR     Note 1.250%
CORP                  6/1        232806AH2       29,734    2,000,000                      SOLE                 X
CORIXA            Note 4.250%
CORPORATION           7/0        21887FAC4        1,682   20,500,000                      SOLE                 X
FINISAR           Note 2.500%
CORPORATION          10/1        31787AAF8       16,451       11,250                      SOLE                 X
ASK JEEVES INC       COM         045174109          315      100,000                      SOLE                 X
ATMEL CORP.          COM         049513104          295        2,000                      SOLE                 X
BEVERLY
ENTERPRISES INC
(NEW)             COM NEW        087851309           24       20,000                      SOLE                 X
CIRRUS LOGIC
COMMON STOCK         COM         172755100           90        3,600                      SOLE                 X
HIBERNIA CORP      CL A          428656102          115        3,500                      SOLE                 X
HOLLYWOOD
ENTERTAINMENT
CORP                COM          436141105           46       24,600                      SOLE                 X
MANDALAY
RESORT GROUP        COM          562567107        1,734       85,400                      SOLE                 X
MARKWEST
HYDROCARBON INC     COM          570762104        1,873       18,625                      SOLE                 X
MAY DEPT.STORES
CO.                 COM          577778103          689       45,500                      SOLE                 X
NEXTEL
COMMUNICATIONS     CL A          65332V103        1,293       20,500                      SOLE                 X
RETEK INC           COM          76128Q109          230       13,500                      SOLE                 X
SUNGARD DATA
SYSTEMS,INC         COM          867363103          465        2,300                      SOLE                 X
TEMPLE INLAND INC   COM          879868107          166       20,500                      SOLE                 X
TOYS R US INC.
(HOLDING CO)        COM          892335100          528        6,000                      SOLE                 X
UNITED DEFENSE INDS
INC                 COM          91018B104          440        4,000                      SOLE                 X
TECNOMATIX TECHS.
LTD. (ORD)          ORD          M8743P105           67       13,500                      SOLE                 X
CTI MOLECULAR
IMAGING, INC.       COM          22943D105          273        5,000                      SOLE                 X
IMPAC MEDICAL
SYSTEMS             COM          45255A104          119        7,400                      SOLE                 X
WARWICK VALLEY TEL
CO                  COM          936750108          159       32,000                      SOLE                 X
ASCENTIAL
SOFTWARE
CORPORATION       COM NEW        04362P207          592      479,900                      SOLE                 X
HAWAIIAN HOLDINGS
INC                 COM          419879101        3,138       39,800                      SOLE                 X
MCI INC.            COM          552691107          991       24,300                      SOLE                 X
                   COM Par
ZILOG INC           $0.01        989524301          125        6,300                      SOLE                 X
IAC/INTERACTIVECORP COM          44919P102          140        9,500                      SOLE                 X
PUT/CKC(CKCQZ) @
2.5 EXP05/21/2005
COLLINS & AIKMAN
CORP              COM NEW        194830204           11          500           PUT        SOLE                 X
PUT/SDS(SDSPF) @ 30
EXP04/16/2005
SUNGARD DATA SYS
INC                 COM          867363103           17       16,000           PUT        SOLE                 X
PUT/AAII(IUQRZ) @ 2.5
EXP06/18/2005
AAIPHARMA INC       COM          00252W104           11   37,753,000           PUT        SOLE                 X

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